Supplemental Information On Oil And Natural Gas Producing Activities (Summary Of Standardized Measure Of Estimated Discounted Future Cash Flows From Properties) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Information On Oil And Natural Gas Producing Activites [Abstract]
Future cash inflows	$ 502,831	$ 360,825
Future production costs	(227,315)	(194,198)
Future estimated development costs	(40,694)	(11,124)
Future net cash flows	234,822	155,503
10% annual discount for estimated timing of cash flows	(91,108)	(65,834)
Standardized measure of discounted estimated future net cash flows related to proved gas reserves	143,714	89,669
Standardized measure from continuing operations	143,714	60,455
Standardized measure from discontinued operations		29,214	[1]
Standardized measure of discounted estimated future net cash flows related to proved gas reserves	$ 143,714	$ 89,669

[1]	In February 2013, we sold all of our Black Warrior Basin properties.